Operating Lease Commitments (Detail) $ in Thousands	Sep. 30, 2015 USD ($)
Commitments and Contingencies [Line Items]
2016	$ 4,796
2017	3,341
2018	1,427
2019	118
2020	98
Operating leases, future minimum payments due, total	$ 9,780